Commitments and Contingencies - Operating lease (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 30,000	$ 400,000	$ 400,000
2014		402,000
2015		368,000
2016		0
2017		0
Total		$ 770,000